SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

NOTE G — SHAREHOLDERS’ EQUITY

Net Income (Loss) Per Share

The following is a reconciliation of net income (loss) and weighted average common shares outstanding for purposes of calculating basic and diluted net income (loss) per share:

	December 31,
	2013	2012	2011

Numerator:
Net income (loss)	$(6,316,041)	$15,671,879	$10,833,215

Denominator:
Basic - weighted average common shares outstanding	21,841,582	21,513,638	21,215,800

Effect of Dilutive Securities:
Stock options	—	384,738	332,601
	21,841,582	21,898,376	21,548,401

Basic net income (loss) per share	$(0.29)	$0.73	$0.51
Diluted net income (loss) per share	$(0.29)	$0.72	$0.50

Outstanding options that were not included in the diluted calculation because their effect would be anti-dilutive totaled 35,373 and 44,370 for the years ended December 31, 2013 and 2012, respectively.

All share and per share amounts have been adjusted to reflect 5% stock dividends paid May 14, 2013, and May 14, 2012, to shareholders of record as of April 30, 2013, and April 30, 2012.

Share-Based Compensation Plans

The Company currently has in effect a 2006 stock award plan (the “2006 Plan”).  At the June 11, 2010 Annual Meeting of Shareholders, the shareholders approved an increase of 2,000,000 shares of common stock for issuance under the 2006 Plan.  This increased the total aggregate number of shares of common stock under the 2006 Plan to 3,000,000 shares.  The 2006 Plan provides for the granting of stock options, common stock, and restricted stock.  The 2006 Plan is administered by a committee of the Board of Directors (the “Committee”).  Currently the Committee is comprised of three directors.  Any stock options granted under the 2006 Plan will be exercisable as set forth in the option agreements pursuant to which they are issued, but in no event will stock options be exercisable after the expiration of five (5) years from the date of grant.  Outstanding options, under the 2006 Plan at December 31, 2013, have vesting periods ranging from the date of grant to the third annual anniversary of the grant.

During 2013, 117,611 options were granted, and 391,733 options were exercised or cancelled under the 2006 Plan.  During 2012, 143,602 options were granted, and 244,445 options were exercised or cancelled under the 2006 Plan.  During 2011, 109,347 options were granted, and 80,334 options were exercised or cancelled under the 2006 Plan.  Restricted stock consists of shares that are transferred by the Company to a participant, but are subject to substantial risk of forfeiture and to restrictions on their sale or other transfer by the participant.  Any restricted stock granted or issued under the 2006 Plan will vest as set forth in the restricted stock agreement pursuant to which it was issued or granted.  The provisions of the restricted stock agreements need not be the same with respect to each participant.  In November of 2011, December of 2011, January of 2012, August of 2012, February 1, 2013 and June 25, 2013, the Committee granted 25,331, 21,520, 6,000, 213,125, 6,000, and 30,000 shares of restricted stock, respectively.  On April 30, 2013, the Committee rescinded 45,000 shares of restricted stock previously granted in August of 2012.  The shares of restricted stock were issued in the names of the grantees and had restrictive legends prohibiting their sales prior to vesting.  Vesting periods, for restricted stock issued to date, range from at grant date to the third annual anniversary of the grant.  Upon vesting, a new certificate is issued for the vested portion without the restrictive legend.

During the years ended December 31, 2013, 2012, and 2011, the Company recognized compensation expense associated with the restricted stock of $492,692, $317,109, and $28,603, respectively.  During the years ended December 31, 2013, 2012, and 2011, no unamortized deferred stock-based compensation was related to any employee that left the Company.

During the years ended December 31, 2013, 2012, and 2011, the Company recognized compensation expense associated with unvested options of $206,952, $283,950, and $230,167, respectively.

The following table summarizes activity under the 2006 Plan:

		Weighted
	Shares under	Average
	Option	exercise price

Balance at December 31, 2010	803,681	$3.63
Granted	109,347	$5.78
Exercised	(59,334)	$3.06
Canceled	(21,000)	$4.10
Balance at December 31, 2011	832,694	$3.97
Granted	143,602	$6.86
Exercised	(192,949)	$4.20
Canceled	(51,496)	$8.94
Balance at December 31, 2012	731,851	$4.16
Granted	117,611	$7.61
Exercised	(328,403)	$2.97
Canceled	(63,330)	$6.61
Balance at December 31, 2013	457,729	$5.31

The following information applies to options outstanding and exercisable at December 31, 2013:

			Weighted
			average
			remaining	Weighted
	Range of	Number	contractual	average
	Exercise prices	outstanding	life (in years)	exercise price
Outstanding options	$3.52 – $7.18	457,729	2.84	$5.31
Exercisable options	$3.52 – $7.18	402,724	2.58	$5.08